Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures
Schedule of the Company's fair value hierarchy for recurring basis assets and liabilities

	December 31, 2012
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$3,120	$0		$3,120		$0
State, municipalities and political subdivisions	53,435	0		53,435		0
Foreign governments	28,885	0		28,316		569
Asset-backed	983	0		983		0
Commercial mortgage-backed	7,022	0		6,384		638
Residential mortgage-backed	87,214	0		86,073		1,141
Corporate	2,744,841	0		2,712,465		32,376
Equity securities:
Common stocks	297	297		0		0
Non-redeemable preferred stocks	90,796	0		90,786		10
Short-term investments	40,317	40,317	(b)	0		0
Collateral held/pledged under securities agreements	33,540	30,950	(b)	2,590	(c)	0
Other assets	5,110	0		0		5,110	(d)
Assets held in separate accounts	1,509,404	1,437,165	(a)	72,239	(c)	0
Total financial assets	$4,604,964	$1,508,729		$3,056,391		$39,844
Financial Liabilities
Liabilities related to separate accounts	$1,509,404	$1,437,165	(a)	$72,239	(c)	$0
	December 31, 2011
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$2,491	$0		$2,491		$0
State, municipalities and political subdivisions	57,063	0		57,063		0
Foreign governments	36,193	0		35,658		535
Asset-backed	1,943	0		1,943		0
Commercial mortgage-backed	10,171	0		9,719		452
Residential mortgage-backed	104,798	0		104,798		0
Corporate	2,653,275	0		2,622,569		30,706
Equity securities:
Common stocks	169	169		0		0
Non-redeemable preferred stocks	80,712	0		80,702		10
Short-term investments	82,664	82,664	(b)	0		0
Collateral held/pledged under securities agreements	31,666	23,398	(b)	8,268	(c)	0
Cash equivalents	2,049	2,049	(b)	0		0
Other assets	7,027	0		0		7,027	(d)
Assets held in separate accounts	1,468,119	1,383,928	(a)	84,191	(c)	0
Total financial assets	$4,538,340	$1,492,208		$3,007,402		$38,730
Financial Liabilities
Liabilities related to separate accounts	$1,468,119	$1,383,928	(a)	$84,191	(c)	$0

(a)  Mainly includes mutual funds.

(b)  Mainly includes money market funds.

(c)  Mainly includes fixed maturity securities.

(d)  Mainly includes the CPI Caps.

Summary of the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value

	Year Ended December 31, 2012
	Balance, beginning of period	Total (losses) gains (realized/ unrealized) included in earnings	Net unrealized gains included in stockholder's equity	Purchases	Sales	Transfers in (1)	Transfers out (1)	Balance, end of period
Fixed maturity securities
Foreign governments	$535	$0	$34	$0	$0	$0	$0	$569
Commercial mortgage-backed	452	13	1	0	(552)	724	0	638
Residential mortgage-backed	0	(4)	48	0	(140)	1,237	0	1,141
Corporate	30,706	(115)	2,678	3,424	(5,917)	1,600	0	32,376
Equity securities
Non-redeemable preferred stocks	10	0	9	0	0	3	(12)	10
Other assets	7,027	(1,917)	0	0	0	0	0	5,110
Total level 3 assets	$38,730	$(2,023)	$2,770	$3,424	$(6,609)	$3,564	$(12)	$39,844
	Year Ended December 31, 2011
	Balance, beginning of period	Total (losses) gains (realized/ unrealized) included in earnings	Net unrealized gains (losses) included in stockholder's equity	Purchases	Sales	Transfers in (1)	Transfers out (1)	Balance, end of period
Fixed maturity securities
Foreign governments	$537	$1	$(3)	$0	$0	$0	$0	$535
Commercial mortgage-backed	540	0	(15)	0	(73)	0	0	452
Corporate	27,018	(324)	1,263	6,788	(5,275)	2,150	(914)	30,706
Equity securities
Non-redeemable preferred stocks	95	(6)	16	0	(96)	1	0	10
Other assets	8,079	(1,052)	0	0	0	0	0	7,027
Total level 3 assets	$36,269	$(1,381)	$1,261	$6,788	$(5,444)	$2,151	$(914)	$38,730

(1)  Transfers are primarily attributable to changes in the availability of observable market information and re-evaluation of the observability of pricing inputs.

Schedule of goodwill impairment charges
	Impairment Charges Twelve Months Ended December 31,
	2012	2011	2010
Goodwill	$0	$0	$64,288

Schedule of carrying value and fair value of the financial instruments that are not recognized or are not carried at fair value

	December 31, 2012
	Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial assets
Commercial mortgage loans on real estate	$628,506	$704,414	$0	$0	$704,414
Policy loans	12,802	12,802	12,802	0	0
Total financial assets	$641,308	$717,216	$12,802	$0	$704,414
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$240,633	$265,756	$0	$0	$265,756
Obligation under securities agreements	42,534	42,534	42,534	0	0
Total financial liabilities	$283,167	$308,290	$42,534	$0	$265,756
	December 31, 2011
	Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial assets
Commercial mortgage loans on real estate	$671,104	$739,515	$0	$0	$739,515
Policy loans	12,822	12,822	12,822	0	0
Total financial assets	$683,926	$752,337	$12,822	$0	$739,515
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$243,743	$264,155	$0	$0	$264,155
Obligation under securities agreements	42,830	42,830	42,830	0	0
Total financial liabilities	$286,573	$306,985	$42,830	$0	$264,155